5. CONVERTIBLE NOTES PAYABLE (Details - Activity) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Balance as of September 30, 2014	$ 1,473,941	$ 2,144,106
2009 Convertible Notes [Member]
Initial principal balance	450,250
Conversions during the fiscal year ended March 31, 2010	(70,000)	(70,000)
Conversions during the fiscal year ended March 31, 2011	(175,000)	(175,000)
Conversions during the fiscal year ended March 31, 2012	(130,250)	(130,250)
Conversions during the fiscal year ended March 31, 2013	(25,000)	(25,000)
Conversions during the fiscal year ended March 31, 2014	0	0
Conversions during the three months ended June 30, 2014	0
Balance as of September 30, 2014	50,000	450,250
2010 Convertible Notes [Member]
Initial principal balance	743,600
Conversions during the fiscal year ended March 31, 2012	(405,500)	(405,500)
Conversions during the fiscal year ended March 31, 2013	(30,000)	(30,000)
Conversions during the fiscal year ended March 31, 2014	(25,000)	(25,000)
Increase in principal balance due to 12% extension fee	33,972
Conversions during the three months ended June 30, 2014	0
Balance as of September 30, 2014	317,072	743,600
2011 Convertible Notes [Member]
Initial principal balance	253,760
Conversions during the fiscal year ended March 31, 2012	(15,000)	(15,000)
Conversions during the fiscal year ended March 31, 2013	(60,000)	(60,000)
Conversions during the fiscal year ended March 31, 2014	(169,000)	(169,000)
Increase in principal balance due to 12% extension fee	1,171
Conversions during the three months ended June 30, 2014	(10,931)
Balance as of September 30, 2014	$ 0	$ 253,760